Accounts payable and accrued expenses	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Payables and Accruals [Abstract]
Accounts payable and accrued expenses

Note 6. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at September 30, 2016 and June 30, 2016:

	September 30, 2016	June 30,2016
Accounts payable	$149,940	$73,400
Accrued salaries and benefits	60,975	21,376
Accrued bonuses	259,542	126,575
Accrued stock-based compensation	183,513	179,079
Other accrued expenses	183,146	143,216
Totals	$837,116	$543,646

Note 6. Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following at June 30, 2016, June 30, 2015, March 31, 2016 and March 31, 2015:

	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Accounts payable	$73,400	$20,454	$49,011	$157
Accrued salaries and benefits	21,376	44,365	43,323	-
Accrued bonuses	126,575	-	93,141	-
Accrued stock-based compensation	179,079	33,063	106,902	5,857
Other accrued expenses	143,216	24,632	74,913	52,425
Totals	$543,646	$122,514	$367,290	$58,439